UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: November 30

Date of reporting period: August 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON BATTERYMARCH

U.S. LARGE CAP EQUITY FUND

(FORMERLY KNOWN AS LEGG MASON PARTNERS U.S. LARGE CAP EQUITY FUND)

FORM N-Q

August 31, 2009

Legg Mason Batterymarch U.S. Large Cap Equity Fund

Schedule of Investments (unaudited)	August 31, 2009

Shares	Security	Value
COMMON STOCKS - 97.0%
CONSUMER DISCRETIONARY - 10.7%
Auto Components - 0.3%
70,800	Goodyear Tire & Rubber Co. *	$1,167,492

Diversified Consumer Services - 1.5%
77,550	Apollo Group Inc., Class A Shares *	5,026,791
20,365	ITT Educational Services Inc. *	2,138,121

	Total Diversified Consumer Services	7,164,912

Hotels, Restaurants & Leisure - 1.1%
67,830	McDonald’s Corp.	3,814,759
29,700	Starbucks Corp. *	564,003
22,464	Yum! Brands Inc.	769,392

	Total Hotels, Restaurants & Leisure	5,148,154

Household Durables - 1.1%
54,280	Garmin Ltd.	1,784,184
32,004	Mohawk Industries Inc. *	1,604,040
133,590	Newell Rubbermaid Inc.	1,859,573

	Total Household Durables	5,247,797

Internet & Catalog Retail - 0.4%
89,050	Expedia Inc. *	2,052,603

Media - 2.0%
160,590	Comcast Corp., Class A Shares	2,460,239
95,400	DISH Network Corp. *	1,555,974
16,200	Marvel Entertainment Inc. *	783,594
55,500	McGraw-Hill Cos. Inc.	1,865,355
44,046	Time Warner Inc.	1,229,324
60,950	Walt Disney Co.	1,587,138

	Total Media	9,481,624

Multiline Retail - 0.9%
56,850	Dollar Tree Inc. *	2,839,089
19,600	Family Dollar Stores Inc.	593,488
20,150	Kohl’s Corp. *	1,039,538

	Total Multiline Retail	4,472,115

Specialty Retail - 2.6%
27,000	Aeropostale Inc. *	1,057,050
54,900	Gap Inc.	1,078,785
32,040	Guess? Inc.	1,122,682
92,460	Home Depot Inc.	2,523,233
94,900	Lowe’s Cos. Inc.	2,040,350
58,670	Ross Stores Inc.	2,736,369
53,480	TJX Cos. Inc.	1,922,606

	Total Specialty Retail	12,481,075

Textiles, Apparel & Luxury Goods - 0.8%
41,360	Coach Inc.	1,170,075
37,598	Polo Ralph Lauren Corp.	2,495,755

	Total Textiles, Apparel & Luxury Goods	3,665,830

	TOTAL CONSUMER DISCRETIONARY	50,881,602

CONSUMER STAPLES - 11.1%
Beverages - 1.7%
76,090	Coca-Cola Co.	3,710,909
89,250	Coca-Cola Enterprises Inc.	1,803,743
41,840	PepsiCo Inc.	2,371,073

	Total Beverages	7,885,725

Food & Staples Retailing - 3.6%
40,421	BJ’s Wholesale Club Inc. *	1,317,724

See Notes to Schedule of Investments.

Legg Mason Batterymarch U.S. Large Cap Equity Fund

Schedule of Investments (unaudited) (continued)	August 31, 2009

Shares	Security	Value
Food & Staples Retailing - 3.6% (continued)
91,290	CVS Caremark Corp.	$3,425,201
109,730	Kroger Co.	2,369,071
72,200	Sysco Corp.	1,840,378
138,190	Wal-Mart Stores Inc.	7,029,725
29,370	Walgreen Co.	995,056

	Total Food & Staples Retailing	16,977,155

Food Products - 1.2%
37,660	Archer-Daniels-Midland Co.	1,085,738
49,035	Dean Foods Co. *	889,495
39,010	Kraft Foods Inc., Class A Shares	1,105,933
86,100	Tyson Foods Inc., Class A Shares	1,032,339
62,520	Unilever NV, New York Shares*	1,746,184

	Total Food Products	5,859,689

Household Products - 2.0%
30,800	Colgate-Palmolive Co.	2,239,160
137,180	Procter & Gamble Co.	7,422,810

	Total Household Products	9,661,970

Tobacco - 2.6%
157,920	Altria Group Inc.	2,886,778
29,100	Lorillard Inc.	2,117,607
134,560	Philip Morris International Inc.	6,150,737
24,430	Reynolds American Inc.	1,116,695

	Total Tobacco	12,271,817

	TOTAL CONSUMER STAPLES	52,656,356

ENERGY - 11.1%
Energy Equipment & Services - 1.5%
68,530	Oil States International Inc. *	2,019,579
33,890	Schlumberger Ltd.	1,904,618
31,079	Tidewater Inc.	1,341,680
24,100	Transocean Ltd. *	1,827,744

	Total Energy Equipment & Services	7,093,621

Oil, Gas & Consumable Fuels - 9.6%
26,090	Anadarko Petroleum Corp.	1,379,378
21,740	Apache Corp.	1,846,813
34,450	Canadian Natural Resources Ltd.	1,971,574
115,740	Chevron Corp.	8,094,856
90,500	ConocoPhillips	4,075,215
14,800	CONSOL Energy Inc.	553,668
25,890	Devon Energy Corp.	1,589,128
26,390	EnCana Corp.	1,372,016
10,620	EOG Resources Inc.	764,640
252,535	Exxon Mobil Corp.	17,462,795
43,000	Marathon Oil Corp.	1,327,410
55,300	Occidental Petroleum Corp.	4,042,430
71,400	Talisman Energy Inc.	1,146,684

	Total Oil, Gas & Consumable Fuels	45,626,607

	TOTAL ENERGY	52,720,228

FINANCIALS - 13.2%
Capital Markets - 3.5%
214,770	Ameriprise Financial Inc.	6,449,543
33,890	Bank of New York Mellon Corp.	1,003,483
20,030	Goldman Sachs Group Inc.	3,314,164
107,660	Jefferies Group Inc. *	2,547,236
44,200	Morgan Stanley	1,280,032
100,493	TD Ameritrade Holding Corp. *	1,933,485

	Total Capital Markets	16,527,943

See Notes to Schedule of Investments.

Legg Mason Batterymarch U.S. Large Cap Equity Fund

Schedule of Investments (unaudited) (continued)	August 31, 2009

Shares	Security	Value
Commercial Banks - 2.0%
26,300	BOK Financial Corp.	$1,189,812
44,600	Cullen/Frost Bankers Inc.	2,197,888
120,950	Fifth Third Bancorp	1,323,193
41,840	U.S. Bancorp	946,421
138,400	Wells Fargo & Co.	3,808,768

	Total Commercial Banks	9,466,082

Consumer Finance - 0.2%
62,200	AmeriCredit Corp. *	1,073,572

Diversified Financial Services - 3.2%
241,550	Bank of America Corp.	4,248,865
188,680	JPMorgan Chase & Co.	8,200,033
88,796	Principal Financial Group Inc.	2,521,806

	Total Diversified Financial Services	14,970,704

Insurance - 2.3%
65,950	American Financial Group Inc.	1,691,618
40,600	Arthur J. Gallagher & Co.	965,062
51,320	Manulife Financial Corp.	1,050,007
43,946	Torchmark Corp.	1,872,539
39,460	Travelers Cos. Inc.	1,989,573
158,260	Unum Group	3,565,598

	Total Insurance	11,134,397

Real Estate Investment Trusts (REITs) - 0.8%
70,400	CB Richard Ellis Group Inc., Class A Shares *	833,536
67,100	Liberty Property Trust	2,198,867
43,125	Senior Housing Properties Trust	865,087

	Total Real Estate Investment Trusts (REITs)	3,897,490

Real Estate Management & Development - 0.6%
278,500	Brookfield Properties Corp.	3,055,145

Thrifts & Mortgage Finance - 0.6%
200,380	Hudson City Bancorp Inc.	2,628,985

	TOTAL FINANCIALS	62,754,318

HEALTH CARE - 14.6%
Biotechnology - 2.3%
67,030	Amgen Inc. *	4,004,372
47,400	Biogen Idec Inc. *	2,379,954
38,220	Cephalon Inc. *	2,175,865
54,420	Gilead Sciences Inc. *	2,452,165

	Total Biotechnology	11,012,356

Health Care Equipment & Supplies - 1.9%
4,400	Alcon Inc.	569,668
37,130	Baxter International Inc.	2,113,440
13,400	Beckman Coulter Inc.	907,448
64,070	Covidien PLC	2,535,250
29,560	Medtronic Inc.	1,132,148
39,360	Zimmer Holdings Inc. *	1,863,696

	Total Health Care Equipment & Supplies	9,121,650

Health Care Providers & Services - 2.5%
72,548	Aetna Inc.	2,067,618
10,600	AmerisourceBergen Corp.	225,886
65,260	Community Health Systems Inc. *	2,008,050
130,900	Coventry Health Care Inc. *	2,857,547
27,500	McKesson Corp.	1,563,650
17,000	Medco Health Solutions Inc. *	938,740

See Notes to Schedule of Investments.

Legg Mason Batterymarch U.S. Large Cap Equity Fund

Schedule of Investments (unaudited) (continued)	August 31, 2009

Shares	Security	Value
Health Care Providers & Services - 2.5% (continued)
73,940	UnitedHealth Group Inc.	$2,070,320

	Total Health Care Providers & Services	11,731,811

Life Sciences Tools & Services - 0.4%
40,079	Life Technologies Corp. *	1,784,718

Pharmaceuticals - 7.5%
60,300	Abbott Laboratories	2,727,369
118,260	Bristol-Myers Squibb Co.	2,617,094
40,680	Eli Lilly & Co.	1,361,153
146,730	Endo Pharmaceuticals Holdings Inc. *	3,311,696
32,300	Forest Laboratories Inc. *	945,421
102,980	Johnson & Johnson	6,224,111
77,430	Merck & Co. Inc.	2,511,055
66,100	Mylan Inc. *	969,687
372,750	Pfizer Inc.	6,224,925
99,600	Schering-Plough Corp.	2,806,728
121,320	Watson Pharmaceuticals Inc. *	4,281,383
38,570	Wyeth	1,845,574

	Total Pharmaceuticals	35,826,196

	TOTAL HEALTH CARE	69,476,731

INDUSTRIALS - 7.7%
Aerospace & Defense - 1.4%
22,450	Boeing Co.	1,115,091
25,830	General Dynamics Corp.	1,528,878
23,230	Honeywell International Inc.	853,935
26,410	Lockheed Martin Corp.	1,980,222
27,390	Raytheon Co.	1,292,260

	Total Aerospace & Defense	6,770,386

Air Freight & Logistics - 0.2%
15,640	United Parcel Service Inc., Class B Shares	836,114

Commercial Services & Supplies - 0.5%
27,440	Brink’s Co.	723,044
87,760	R.R. Donnelley & Sons Co.	1,565,639

	Total Commercial Services & Supplies	2,288,683

Construction & Engineering - 1.0%
77,100	KBR Inc.	1,746,315
65,000	Shaw Group Inc. *	1,906,450
23,700	URS Corp. *	1,024,551

	Total Construction & Engineering	4,677,316

Electrical Equipment - 0.5%
25,330	Emerson Electric Co.	933,917
48,400	General Cable Corp. *	1,707,552

	Total Electrical Equipment	2,641,469

Industrial Conglomerates - 2.3%
37,650	3M Co.	2,714,565
289,420	General Electric Co.	4,022,938
71,210	Tyco International Ltd.	2,256,645
31,400	United Technologies Corp.	1,863,904

	Total Industrial Conglomerates	10,858,052

Machinery - 1.1%
100,600	Joy Global Inc.	3,908,310
33,000	Navistar International Corp. *	1,426,920

	Total Machinery	5,335,230

Road & Rail - 0.7%
16,830	Burlington Northern Santa Fe Corp.	1,397,227

See Notes to Schedule of Investments.

Legg Mason Batterymarch U.S. Large Cap Equity Fund

Schedule of Investments (unaudited) (continued)	August 31, 2009

Shares	Security	Value
Road & Rail - 0.7% (continued)
31,450	Union Pacific Corp.	$1,881,024

	Total Road & Rail	3,278,251

	TOTAL INDUSTRIALS	36,685,501

INFORMATION TECHNOLOGY - 19.3%
Communications Equipment - 2.4%
298,920	Cisco Systems Inc. *	6,456,672
54,740	CommScope Inc. *	1,475,790
50,390	QUALCOMM Inc.	2,339,104
145,600	Tellabs Inc. *	923,104

	Total Communications Equipment	11,194,670

Computers & Peripherals - 7.0%
38,220	Apple Inc. *	6,428,986
121,600	Dell Inc. *	1,924,928
25,600	Diebold Inc.	772,352
123,500	EMC Corp. *	1,963,650
160,670	Hewlett-Packard Co.	7,212,476
87,220	International Business Machines Corp.	10,296,321
118,540	NCR Corp. *	1,580,138
217,950	Seagate Technology	3,018,608

	Total Computers & Peripherals	33,197,459

Electronic Equipment, Instruments & Components - 0.3%
231,400	Flextronics International Ltd. *	1,372,202

Internet Software & Services - 0.7%
7,700	Google Inc., Class A Shares *	3,554,859

IT Services - 1.7%
56,980	Accenture Ltd., Class A Shares	1,880,340
36,480	Affiliated Computer Services Inc., Class A Shares *	1,634,304
59,560	Computer Sciences Corp. *	2,909,506
100,900	Western Union Co.	1,820,236

	Total IT Services	8,244,386

Office Electronics - 0.3%
149,040	Xerox Corp.	1,289,196

Semiconductors & Semiconductor Equipment - 2.4%
280,520	Intel Corp.	5,700,167
339,180	LSI Corp. *	1,767,128
109,200	Marvell Technology Group Ltd. *	1,665,300
162,520	ON Semiconductor Corp. *	1,311,536
71,506	STMicroelectronics N.V., New York Shares	619,242
12,470	Texas Instruments Inc.	306,637

	Total Semiconductors & Semiconductor Equipment	11,370,010

Software - 4.5%
25,000	BMC Software Inc. *	891,250
435,870	Microsoft Corp.	10,744,195
252,410	Oracle Corp.	5,520,207
120,200	Symantec Corp. *	1,817,424
101,700	Synopsys Inc. *	2,159,091

	Total Software	21,132,167

	TOTAL INFORMATION TECHNOLOGY	91,354,949

MATERIALS - 2.9%
Chemicals - 1.1%
10,680	CF Industries Holdings Inc.	872,129
27,680	E.I. du Pont de Nemours & Co.	883,822
40,670	Monsanto Co.	3,411,400

	Total Chemicals	5,167,351

See Notes to Schedule of Investments.

Legg Mason Batterymarch U.S. Large Cap Equity Fund

Schedule of Investments (unaudited) (continued)	August 31, 2009

Shares	Security	Value
Containers & Packaging - 0.2%
22,900	Owens-Illinois Inc. *	$777,226

Metals & Mining - 0.8%
74,570	Cliffs Natural Resources Inc.	1,887,366
114,300	IAMGOLD Corp.	1,329,309
22,800	Reliance Steel & Aluminum Co.	842,232

	Total Metals & Mining	4,058,907

Paper & Forest Products - 0.8%
157,040	International Paper Co.	3,604,068

	TOTAL MATERIALS	13,607,552

TELECOMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 2.9%
251,560	AT&T Inc.	6,553,138
232,680	Qwest Communications International Inc.	835,321
205,960	Verizon Communications Inc.	6,392,999

	Total Diversified Telecommunication Services	13,781,458

Wireless Telecommunication Services - 0.8%
71,540	NII Holdings Inc. *	1,696,213
510,100	Sprint Nextel Corp. *	1,866,966

	Total Wireless Telecommunication Services	3,563,179

	TOTAL TELECOMMUNICATION SERVICES	17,344,637

UTILITIES - 2.7%
Electric Utilities - 0.7%
46,503	Edison International	1,553,665
13,570	Exelon Corp.	678,772
23,900	FPL Group Inc.	1,342,702

	Total Electric Utilities	3,575,139

Gas Utilities - 0.4%
31,900	AGL Resources Inc.	1,071,521
22,700	Atmos Energy Corp.	618,348

	Total Gas Utilities	1,689,869

Independent Power Producers & Energy Traders - 0.4%
73,290	AES Corp. *	1,001,874
33,740	NRG Energy Inc. *	905,919

	Total Independent Power Producers & Energy Traders	1,907,793

Multi-Utilities - 1.2%
35,200	Dominion Resources Inc.	1,164,416
32,300	NSTAR	1,021,972
57,700	PG&E Corp.	2,342,043
23,863	Sempra Energy	1,197,207

	Total Multi-Utilities	5,725,638

	TOTAL UTILITIES	12,898,439

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $457,987,191)	460,380,313

See Notes to Schedule of Investments.

Legg Mason Batterymarch U.S. Large Cap Equity Fund

Schedule of Investments (unaudited) (continued)	August 31, 2009

Face Amount	Security	Value
SHORT-TERM INVESTMENT - 3.4%
Repurchase Agreement - 3.4%
$16,086,000	State Street Bank & Trust Co., dated 8/31/09, 0.010% due 9/1/09; Proceeds due at maturity - $16,086,004; (Fully collateralized by U.S. Treasury Bills, 0.000% due 2/18/10; Market value - $16,411,927) (Cost - $16,086,000)	$16,086,000

	TOTAL INVESTMENTS - 100.4% (Cost - $474,073,191#)	476,466,313
	Liabilities in Excess of Other Assets - (0.4)%	(1,847,474)

	TOTAL NET ASSETS - 100.0%	$474,618,839

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Batterymarch U.S. Large Cap Equity Fund (formerly known as Legg Mason Partners U.S. Large Cap Equity Fund)(the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach, income approach and/or cost approach, depending on the type of the security and the particular circumstance.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments†	$460,380,313	—	—	$460,380,313
Short-term investments†	—	$16,086,000	—	16,086,000

Total Investments	$460,380,313	$16,086,000	—	$476,466,313

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market daily to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At August 31, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$39,422,418
Gross unrealized depreciation	(37,029,296)

Net unrealized appreciation	$2,393,122

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, “Disclosure about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.

At August 31, 2009, the Fund did not hold any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By:	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: October 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: October 27, 2009

By:	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date: October 27, 2009